Earnings Per Share - Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Earnings Per Share [Abstract]
Weighted average common shares oustanding during the period-shares used for basic earnings per common share	9,360	9,284	9,182
Common shares issuable under share based payment plans which are potentially dilutive	114	167	242
Common shares used for diluted earnings per common share	9,474	9,451	9,424
Net income	$ 7,808	$ 12,211	$ 7,371
Basic	$ 0.83	$ 1.32	$ 0.80
Diluted	$ 0.82	$ 1.29	$ 0.78